Equity (Details 1) - $ / shares	1 Months Ended	12 Months Ended
	May 24, 2019	Jun. 30, 2019
Warrant [Member]
Terms of warrants		3 years 4 months 20 days
Exercise price		$ 1.31
Risk free rate of interest		2.77%
Dividend yield		0.00%
Annualized volatility of underlying stock		187.99%
Series A Warrants [Member]
Terms of warrants	5 years	4 years 10 months 25 days
Exercise price	$ 1.86	$ 1.86
Risk free rate of interest	2.77%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	189.72%	187.99%